Deferred Revenue (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred Licensing Revenue	$ 1,844,229
Deferred Revenue	338,613
Deferred Licensing Revenue, Recognized Period	5 years
Licenses Revenue	$ 167,657	$ 3,154,722